Revision of Prior Period Financial Statements (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Common Stock [Member]
Issuance of common stock shares		9,961,301
Antidilutive Agreement [Member]
Issuance of common stock shares	2,000,000
Antidilutive Agreement [Member] | Common Stock [Member]
Issuance of common stock shares	458,834